Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of changes in equity [abstract]
Net of issuance expenses (share capital and warrants)	$ 613	$ 811